Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 3,201	$ 3,263	$ 8,191	$ 9,665
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	749	79	(57)	218
Provision for credit losses recognized in income	(1)	(2)	22	(12)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(48)	(15)	(121)	(75)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	700	62	(156)	131
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(2,112)	(1,246)	1,236	(115)
Net foreign currency translation gains (losses) from hedging activities	716	590	(588)	126
Reclassification of losses (gains) on foreign currency translation to income	(21)		(21)	2
Reclassification of losses (gains) on net investment hedging activities to income	21		21	2
Foreign currency translation adjustments	(1,396)	(656)	648	15
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	88	(118)	(1,189)	(616)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(113)	11	(13)	(88)
Net change in cash flow hedges	(25)	(107)	(1,202)	(704)
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 7)	(554)	(581)	(566)	(1,067)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	(664)	118	(111)	92
Net gains (losses) on equity securities designated at fair value through other comprehensive income	3	(10)	24	27
Total items that will not be reclassified subsequently to income	(1,215)	(473)	(653)	(948)
Total other comprehensive income (loss), net of taxes	(1,936)	(1,174)	(1,363)	(1,506)
Total comprehensive income (loss)	1,265	2,089	6,828	8,159
Total comprehensive income attributable to:
Shareholders	1,264	2,090	6,819	8,153
Non-controlling interests	1	(1)	9	6
Total comprehensive income (loss)	1,265	2,089	6,828	8,159
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	164	17	72	61
Provision for credit losses recognized in income	2		5
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(16)	(7)	(42)	(39)
Unrealized foreign currency translation gains (losses)	4		5	2
Net foreign currency translation gains (losses) from hedging activities	241	207	(205)	47
Reclassification of losses (gains) on net investment hedging activities to income	7		7	1
Net gains (losses) on derivatives designated as cash flow hedges	31	(40)	(426)	(219)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(40)	4	(4)	(32)
Remeasurements of employee benefit plans	(196)	(208)	(198)	(378)
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	(237)	43	(39)	33
Net gains (losses) on equity securities designated at fair value through other comprehensive income	4	12	9	5
Total income tax expenses (recoveries)	$ (36)	$ 28	$ (816)	$ (519)